UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                                     811-10201

The Appleton Funds

(Exact name of registrant as specified in charter)

45 Milk Street, Boston, Massachusetts 02109

(Address of principal executive offices)                        (Zip code)

James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109

(Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 878-4000

Date of fiscal year end:           12/31

Date of reporting period:         3/31/10

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

APPLETON EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS -98.4%
	CONSUMER, CYCLICAL - 12.3%
800	Amazon.com, Inc.*	$108,584
4,500	Dollar Tree, Inc.*	266,490
3,175	McDonald's Corp.	211,836
900	priceline.com, Inc.*	229,500
5,150	TJX Cos., Inc, The	218,978
5,500	Tupperware Brands Corp.	265,210
		1,300,598
	CONSUMER, NON-CYCLICAL - 8.6%
2,800	Church & Dwight Co., Inc.	187,460
3,750	Colgate-Palmolive Co.	319,725
3,500	Kellogg Co.	187,005
3,285	PepsiCo, Inc.	217,336
		911,526
	ENERGY - 8.7%
2,250	Apache Corp.	228,375
3,450	Exxon Mobil Corp.	231,081
3,500	Schlumberger Ltd.	222,110
2,750	Transocean Ltd.*	237,545
		919,111
	FINANCIALS - 10.4%
5,500	Aflac, Inc.	298,595
2,750	JPMorgan Chase & Co.	123,063
5,500	T. Rowe Price Group, Inc.	302,115
700	The Goldman Sachs Group, Inc.	119,441
8,200	Wells Fargo & Co.	255,184
		1,098,398
	HEALTHCARE - 10.9%
3,925	Cerner Corp.*	333,860
3,050	Express Scripts, Inc.*	310,368
3,950	Johnson & Johnson	257,540
4,000	Teva Pharmaceutical Industries, Ltd.- ADR	252,320
		1,154,088
	INDUSTRIAL - 11.0%
3,250	3M Co.	271,602
5,575	Caterpillar, Inc.	350,389
2,600	Precision Castparts Corp.	329,446
2,000	W.W. Grainger, Inc.	216,240
		1,167,677
	MATERIALS - 12.0%
3,000	BHP Billiton, Ltd. - ADR	240,960
4,600	Ecolab, Inc.	202,170
4,000	Newmont Mining Corp.	203,720
2,325	Praxair, Inc.	192,975
5,325	Sociedad Quimica y Minera de Chile SA - ADR	199,102
4,900	The Scotts Miracle-Gro Co. - Class A	227,115
		1,266,042
	TECHNOLOGY - 21.2%
6,575	Amphenol Corp. - Class A	277,399

APPLETON EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS -98.4% (Continued)
	TECHNOLOGY - 21.2% (Continued)
1,550	Apple, Inc.*	$364,142
10,000	Cisco Systems, Inc.*	260,300
5,050	Dolby Laboratories, Inc. - Class A*	296,284
2,250	International Business Machines Corp.	288,562
6,000	Microsoft Corp.	175,620
11,100	Oracle Corp.	285,159
3,250	Visa, Inc. - Class A	295,847
		2,243,313
	TELECOMMUNICATION SERVICES - 3.3%
3,150	American Tower Corp. - Class A*	134,221
6,900	Verizon Communications, Inc.	214,038
		348,259
	TOTAL COMMON STOCKS
	(COST $8,541,958)	$10,409,012

	Money Market Mutual Fund - 2.2%
229,896	Fidelity Money Market Fund	229,896

	TOTAL INVESTMENT SECURITIES - 100.6% (Cost $8,771,854)	$10,638,908

	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%	(67,028)

	NET ASSETS— 100.0%	$10,571,880

*	Non-income producing security

ADR—American Depositary Receipt.

See accompanying Notes to Financial Statements.

APPLETON EQUITY GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. The Fund commenced operations on December 31, 2000. The Fund seeks long-term growth of capital by investing primarily in common stocks.

Securities valuation – The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

The Fund has adopted the FASB ASC 820, “Fair Value Measurements.” Fair Value Measurements establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Appleton Equity Growth Fund
The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer, Cyclical	$1,300,598	$–	$–	$1,300,598
Consumer, Non-cyclical	911,526	–	–	911,526
Energy	919,111	–	–	919,111
Financials	1,098,398	–	–	1,098,398
Healthcare	1,154,088	–	–	1,154,088
Industrial	1,167,677	–	–	1,167,677
Materials	1,266,042	–	–	1,266,042
Technology	2,243,313	–	–	2,243,313
Telecommunication Services	348,259	–	–	348,259
Total Common Stocks	10,409,012	–	–	10,409,012
Short-Term Investments
Mutual Funds	–	229,896	–	229,896
Total Short-Term Investments	–	229,896	–	229,896
Total	$10,409,012	$229,896	$–	$10,638,908

Security transactions – Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

APPLETON EQUITY GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)

Tax Information – As of March 31, 2010, the Fund’s Federal tax cost of investment securities was $8,771,854 resulting in net unrealized appreciation of $1,867,054 derived from $1,969,323 of gross unrealized appreciation less $102,269 gross unrealized depreciation.

Subsequent Events – The Fund evaluated subsequent events from March 31, 2010, the date of this report, through April 19, 2010, the date this report was issued and available. There were no subsequent events to report that would have a material impact on the Fund’s Portfolio of Investments.

Item 2. Controls and Procedures.

(a)           The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant's internal controls over financial reporting  (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             The Appleton Funds

By (Signature and Title)

/s/ James I. Ladge

James I. Ladge
President and Treasurer

Date:  May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James I. Ladge

James I. Ladge
President and Treasurer

Date:  May 26, 2010

By (Signature and Title)

/s/ James I. Ladge

James I. Ladge
President and Treasurer

Date:  May 26, 2010